Derivative Financial Instruments (Details 3) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Amounts presented in consolidated balance sheets(1)
Gross and net amounts presented in consolidated balance sheets, Total derivative assets	[1]	$ 0.5	$ 74.3
Gross and net amounts presented in consolidated balance sheets, Total derivative liabilities	[1]	48.4	0.0
Gross and net amounts presented in consolidated balance sheets, Net assets	[1]	(47.9)	74.3
Gross amounts not offset in consolidated balance sheets
Financial instruments, Total derivative assets		0.5	0.2
Financial instruments, Total derivative liabilities		0.5	0.0
Financial instruments, Net assets (liabilities)		0.0	0.2
Net Amount, Total derivative assets		0.0	74.1
Net Amount, Total derivative liabilities		47.9	0.0
Derivative asset (liability), net		$ (47.9)	$ 74.1

[1]	We report the fair values of our derivative assets and liabilities on a gross basis on our consolidated balance sheets. As a result, the gross amounts recognized and net amounts presented are the same.